Summarized Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Data (unaudited)

CHENIERE CORPUS CHRISTI HOLDINGS, LLC AND SUBSIDIARIES

SUPPLEMENTAL INFORMATION TO CONSOLIDATED FINANCIAL STATEMENTS

SUMMARIZED QUARTERLY FINANCIAL DATA

(unaudited)

Summarized Quarterly Financial Data—(in thousands)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2019:
Revenues	$106,081	$300,073	$386,559	$612,457
Income (loss) from operations	(25,402)	(43,388)	(90,951)	234,561
Net income (loss)	(71,277)	(188,907)	(272,410)	158,298

Year ended December 31, 2018:
Revenues	$—	$—	$—	$—
Income (loss) from operations	(3,090)	(5,941)	2,345	(15,193)
Net income (loss)	65,692	7,319	24,388	(91,113)